Capital management (Details 1) $ in Thousands	Dec. 31, 2023 USD ($)
Capital Management
Regulatory Capital	$ 2,629,271
Tier I	2,396,007
Common equity capital	2,197,185
Additional	198,822
Tier II	233,263
Risk weighted assets (RWA)	19,261,517
Credit risk (RWA CPAD)	13,774,206
Market risk (RWA MPAD)	145,124
Operational risk (RWA OPAD)	4,036,285
Payment services risk (RWA SP)	1,305,902
Minimum capital required	1,300,152
Excess margin	$ 1,329,119
CET1 ratio	11.40%
Tier 1 ratio	12.40%
CAR	13.70%